CONSOLIDATED STATEMENTS OF CHANGE IN EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Total AutoNavi Holdings Limited shareholders' equity	Ordinary shares	Additional paid-in capital	Treasury Stock	Statutory reserve	Retained earnings	Accumulated other comprehensive income	Noncontrolling interest
Balance at Dec. 31, 2009	$ 50,571	$ 48,322	$ 11	$ 25,178		$ 3,712	$ 11,498	$ 7,923	$ 2,249
Balance (in shares) at Dec. 31, 2009	108,247,000		108,247,000
Increase (Decrease) in Stockholders' Equity
Provision of statutory reserve						2,610	(2,610)
Conversion of Series A preferred shares to ordinary shares upon the initial public offering ("IPO"),	39,326	39,326	4	39,322
Conversion of Series A preferred shares to ordinary shares upon the initial public offering ("IPO"), (in shares)			40,000,000
Issuance of ordinary shares upon IPO, net of $12,171 offering cost	98,051	98,051	3	98,048
Issuance of ordinary shares upon IPO (in shares)			35,175,000
Vesting of nonvested shares			1	(1)
Vesting of nonvested shares (in shares)			4,851,000
Issuance of ordinary shares in connection with exercise of share options	128	128		128
Issuance of ordinary shares in connection with exercise of share options (in shares)			359,684
Share-based compensation	6,457	6,457		6,457
Net income	20,194	19,135					19,135		1,059
Foreign currency translation adjustment	3,635	3,526						3,526	109
Balance at Dec. 31, 2010	218,362	214,945	19	169,132		6,322	28,023	11,449	3,417
Balance (in shares) at Dec. 31, 2010	188,632,684		188,632,684
Increase (Decrease) in Stockholders' Equity
Provision of statutory reserve						3,041	(3,041)
Vesting of nonvested shares (in shares)			35,000
Issuance of ordinary shares in connection with exercise of share options	1,232	1,232		1,232
Issuance of ordinary shares in connection with exercise of share options (in shares)			2,806,032
Share-based compensation	5,362	5,362		5,362
Dividends paid to noncontrolling interest of ADF Navigation	(468)								(468)
Net income	38,377	36,535					36,535		1,842
Foreign currency translation adjustment	7,013	6,813						6,813	200
Balance at Dec. 31, 2011	269,878	264,887	19	175,726		9,363	61,517	18,262	4,991
Balance (in shares) at Dec. 31, 2011	191,473,716		191,473,716
Increase (Decrease) in Stockholders' Equity
Provision of statutory reserve						2,310	(2,310)
Repurchase of shares	(29,164)	(29,164)			(29,164)
Repurchase of shares (in shares)			(10,146,588)
Vesting of nonvested shares (in shares)			1,574,020
Issuance of ordinary shares in connection with exercise of share options	1,111	1,111		1,111
Issuance of ordinary shares in connection with exercise of share options (in shares)			2,667,792
Share-based compensation	12,536	12,536		12,536
Dividends paid to noncontrolling interest of ADF Navigation	(824)								(824)
Disposal of Xuancai	(5)	(5)				(5)
Net income	38,184	36,508					36,508		1,676
Foreign currency translation adjustment	2,338	2,284						2,284	54
Balance at Dec. 31, 2012	$ 294,054	$ 288,157	$ 19	$ 189,373	$ (29,164)	$ 11,668	$ 95,715	$ 20,546	$ 5,897
Balance (in shares) at Dec. 31, 2012	185,568,940	0	185,568,940